Basis of preparation and statement of compliance - Significant investments in subsidiaries (Details) € in Millions		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2025 EUR (€) entity	Dec. 31, 2024	Dec. 31, 2023
Basis of preparation and statement of compliance
Number of entities being consolidated | entity		2
Hepalys Pharma, Inc
Basis of preparation and statement of compliance
Proportion of ownership interest	15.00%	15.00%	15.00%	15.00%
Inventiva Inc.
Basis of preparation and statement of compliance
Percent of ownership interest		100.00%
Non-controlling interest | €		€ 0.0